Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current Assets
Cash and cash equivalents	$ 1,622	$ 4,402
Trade and other receivables	2,655	2,810
Inventory	10,068	9,416
Prepaids and deposits	3,801	4,178
Current Assets	18,146	20,806
Long-term Assets
Intangible assets	14,273	22,353
Property, plant, and equipment	22,613	10,834
Assets	55,032	53,993
Current Liabilities
Accounts payable and accrued liabilities	4,942	2,915
Deferred consideration		4,602
Credit facility	628	0
Current portion of deferred revenue	2,382	3,193
Current portion of provision for warranty cost	1,585	1,414
Current debt facilities	6,587	7,143
Current portion of other long-term liabilities	449	134
Current Liabilities	16,573	19,401
Long-term Liabilities
Other long-term liabilities	1,503	92
Provision for warranty cost	124	255
Deferred revenue
Liabilities	18,200	19,748
Shareholders’ Equity
Share capital	75,983	58,055
Contributed surplus	7,088	6,035
Accumulated other comprehensive (loss) income	1,403	(151)
Deficit	(47,642)	(29,694)
Shareholders’ Equity	36,832	34,245
Liabilities and shareholders' equity	$ 55,032	$ 53,993